Other Losses - Schedule of Other Losses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Losses [Abstract]
Bad debt provision of trade receivables				$ (53,991)
Impairment of long-lived assets				(39,778)
Loss on disposal of subsidiaries	[1]		(342,953)
Loss on disposal of plant and equipment		(106,686)
Others		(698)	(1)	(4,881)
Other losses		$ (107,384)	$ (342,954)	$ (98,650)

[1]	Details of sale of the subsidiary: